Investment Risks	Sep. 29, 2025
Kurv Yield Premium Strategy Amazon (AMZN) ETF | YP Amazon Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	YP Amazon Fund Risk.
Kurv Yield Premium Strategy Amazon (AMZN) ETF | Amazon Risk [Member]
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Amazon Risk. Amazon faces risks associated with intense competition across different industries, including physical, e-commerce omnichannel retail, e-commerce services, web and infrastructure computing services, electronic devices, digital content, advertising, grocery, and transportation and logistics services; the expansion into new products, services, technologies and geographic regions; its international activities; the variability in the demand for its products and services; intellectual property rights; risks relating to successfully optimizing and operating its fulfilment network and data centers; data loss or other security breaches; maintaining key senior management personnel and the ability to hire and retain highly skilled and other key personnel; maintaining good supplier relationships, including content and technology licensors; the success of acquisitions or joint ventures or other investments; its rapidly evolving and expanding business model; and legal, regulatory and litigation issues.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Business Risks [Member]
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Business Risks - To remain competitive and stimulate customer demand, Amazon must successfully manage frequent introductions and transitions of products and services. The company depends on component and product manufacturing and logistical services provided by outsourcing partners, many of which are located outside of the U.S.

Future operating results depend upon the company’s ability to obtain components in sufficient quantities on commercially reasonable terms. Amazon’s products and services may be affected from time to time by design and manufacturing defects that could materially adversely affect the Company’s business and result in harm to the company’s reputation. The company is exposed to the risk of write-downs on the value of its inventory and other assets, in addition to purchase commitment cancellation risk. The company relies on access to third-party intellectual property, which may not be available to the company on commercially reasonable terms or at all. The company’s future performance depends in part on support from third-party software developers. Failure to obtain or create digital content that appeals to the company’s customers, or to make such content available on commercially reasonable terms, could have a material adverse impact on the company’s business, results of operations and financial condition. The company’s success depends largely on the continued service and availability of highly skilled employees, including key personnel. The company depends on the performance of carriers, wholesalers, retailers and other resellers. The company’s business and reputation are impacted by information technology system failures and network disruptions. Losses or unauthorized access to or releases of confidential information, including personal information, could subject the company to significant reputational, financial, legal and operational consequences. Investment in new business strategies and acquisitions could disrupt the company’s ongoing business, present risks not originally contemplated and adversely affect the company’s business, reputation, results of operations and financial condition. The company’s retail stores have required and will continue to require a substantial investment and commitment of resources and are subject to numerous risks and uncertainties.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Legal and Regulatory Compliance Risks [Member]
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Legal and Regulatory Compliance Risks - Amazon’s business, results of operations and financial condition could be adversely impacted by unfavorable results of legal proceedings or government investigations. The company is subject to complex and changing laws and regulations worldwide, which exposes the company to potential liabilities, increased costs and other adverse effects on the company’s business. The technology industry, including, in some instances, the company, is subject to intense media, political and regulatory scrutiny, which exposes the company to increasing regulation, government investigations, legal actions and penalties. The company’s business is subject to a variety of U.S. and international laws, rules, policies and other obligations regarding data protection.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Financial Risks [Member]
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Financial Risks - Amazon expects its quarterly net sales and results of operations to fluctuate. Amazon’s financial performance is subject to risks associated with changes in the value of the U.S. dollar relative to local currencies. The company is exposed to credit risk and fluctuations in the values of its investment portfolio. The company is exposed to credit risk on its trade accounts receivable, vendor non-trade receivables and prepayments related to long-term supply agreements, and this risk is heightened during periods when economic conditions worsen. The company is subject to changes in tax rates, the adoption of new U.S. or international tax legislation and exposure to additional tax liabilities.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Active Management Risk [Member]
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Active Management Risk. The YP Amazon Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the YP Amazon Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the YP Amazon Fund. Active trading may also result in adverse tax consequences.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The YP Amazon Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Call Strategy Risks [Member]
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Call Strategy Risks. By writing covered call options in return for the receipt of premiums, the YP Amazon Fund will give up the opportunity to benefit from potential increases in the value of AMZN above the exercise prices of the written options, but will continue to bear the risk of declines in the value of AMZN. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the YP Amazon Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the YP Amazon Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the YP Amazon Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the YP Amazon Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the YP Amazon Fund is unable to extinguish the option position before exercise, the YP Amazon Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the YP Amazon Fund might have received had the options been extinguished.

Additionally, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of AMZN rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the YP Amazon Fund’s performance under this strategy.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the YP Amazon Fund executes transactions) to a transaction with the YP Amazon Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Covered Call Option Writing Risk [Member]
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Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the YP Amazon Fund will give up the opportunity to benefit from potential increases in the value of the AMZN above the exercise prices of such options, but will continue to bear the risk of declines in the value of the AMZN. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the YP Amazon Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the YP Amazon Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the YP Amazon Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Credit Risk [Member]
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Credit Risk. The risk that the YP Amazon Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Cybersecurity and Disaster Recovery Risks [Member]
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Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the YP Amazon Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the YP Amazon Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the YP Amazon Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the YP Amazon Fund’s systems.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Distribution Risk [Member]
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Distribution Risk. As part of the YP Amazon Fund’s investment objective, the YP Amazon Fund seeks to provide current monthly income. There is no assurance that the YP Amazon Fund will make a distribution in any given month. If the YP Amazon Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the YP Amazon Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Equity Risk [Member]
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Equity Risk. The net asset value of the YP Amazon Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Exchange Traded Fund Structure Risk [Member]
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Exchange Traded Fund Structure Risk. The YP Amazon Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of the YP Amazon Fund shares and the YP Amazon Fund’s NAV.

●	In stressed market conditions, the market for the YP Amazon Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the YP Amazon Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the YP Amazon Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the YP Amazon Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. When the YP Amazon Fund invests in fixed income securities, the value of your investment in the YP Amazon Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the YP Amazon Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the YP Amazon Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the YP Amazon Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Interest Rate Risk [Member]
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Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the YP Amazon Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the YP Amazon Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the YP Amazon Fund is forced to sell an illiquid security at an unfavorable time or price, the YP Amazon Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the YP Amazon Fund from limiting losses, realizing gains or achieving a high correlation with AMZN. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the YP Amazon Fund.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the YP Amazon Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs, trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The YP Amazon Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the YP Amazon Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the YP Amazon Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in YP Amazon Fund shares.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | New Adviser Risk [Member]
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New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the YP Amazon Fund.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Operational Risk [Member]
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Operational Risk. The YP Amazon Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the YP Amazon Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The YP Amazon Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the YP Amazon Fund’s ability to meet its investment objective. Although the YP Amazon Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Options Risk [Member]
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Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the YP Amazon Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the YP Amazon Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the YP Amazon Fund risks losing the entire premium invested in the option if the YP Amazon Fund does not exercise the option.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. Due to its investment strategy, the YP Amazon Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the YP Amazon Fund’s performance.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Price Participation Risk [Member]
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Price Participation Risk. The YP Amazon Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the YP Amazon Fund will participate in increases in value experienced by AMZN over the call period. This means that if AMZN experiences an increase in value above the strike price of the sold call options during a call period, the YP Amazon Fund will likely not experience that increase to the same extent and may significantly underperform AMZN over the call period. Additionally, because the YP Amazon Fund is limited in the degree to which it will participate in increases in value experienced by AMZN over each call period, but has full exposure to any decreases in value experienced by AMZN over the call period, the NAV of the YP Amazon Fund may decrease over any given time period. The YP Amazon Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of AMZN. The degree of participation in AMZN gains the YP Amazon Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the YP Amazon Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of AMZN, changes in interest rates, changes in the actual or perceived volatility of AMZN and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of AMZN changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the YP Amazon Fund’s NAV, will change. However, it is not expected for the YP Amazon Fund’s NAV to directly correlate on a day-to-day basis with the returns of AMZN. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the YP Amazon Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the AMZN will result in changes to the YP Amazon Fund’s NAV, the YP Amazon Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by AMZN. When an investor purchases and sells shares of the YP Amazon Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the YP Amazon Fund immediately prior to, after or during the period the Adviser is entering in covered call transactions for the YP Amazon Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns YP Amazon Fund shares.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Sector Risk [Member]
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Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the YP Amazon Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the YP Amazon Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Information Technology Sector Risk [Member]
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Information Technology Sector Risk. The YP Amazon Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the YP Amazon Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the YP Amazon Fund, which focuses on an individual security (AMZN), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Tax Risk [Member]
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Tax Risk. The YP Amazon Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the YP Amazon Fund realizes from its investments. As a result, a larger portion of the YP Amazon Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the YP Amazon Fund.

The YP Amazon Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the YP Amazon Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the YP Amazon Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the YP Amazon Fund’s taxable income will be subject to tax at the YP Amazon Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the YP Amazon Fund will attempt to ensure that the value of options it holds is never 25% of the total value of the YP Amazon Fund assets at the close of any quarter. If the YP Amazon Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the YP Amazon Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | US Treasury Risk [Member]
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US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The YP Amazon Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Valuation Risk [Member]
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Valuation Risk. The price the YP Amazon Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the YP Amazon Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem the YP Amazon Fund shares on days when the YP Amazon Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the YP Amazon Fund not fair-valued securities or used a different valuation methodology. The YP Amazon Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Risk Lose Money [Member]
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Risk [Text Block]	As with all ETFs, there is the risk that you could lose money through your investment in the YP Amazon Fund.
Kurv Yield Premium Strategy Amazon (AMZN) ETF | Risk Nondiversified Status [Member]
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Non-Diversified Risk. The YP Amazon Fund is non-diversified. This means that the YP Amazon Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the YP Amazon Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Active Management Risk [Member]
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Active Management Risk. The YP Google Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the YP Google Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the YP Google Fund. Active trading may also result in adverse tax consequences.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The YP Google Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Call Strategy Risks [Member]
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Call Strategy Risks. By writing covered call options in return for the receipt of premiums, the YP Google Fund will give up the opportunity to benefit from potential increases in the value of GOOGL above the exercise prices of the written options, but will continue to bear the risk of declines in the value of GOOGL. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the YP Google Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the YP Google Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the YP Google Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the YP Google Fund may be unable to write or purchase options at times that may be desirable or advantageous to the YP Google Fund to do so. If the YP Google Fund is unable to extinguish the option position before exercise, the YP Google Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the YP Google Fund might have received had the options been extinguished.

Additionally, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of GOOGL rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the YP Google Fund’s performance under this strategy.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the YP Google Fund executes transactions) to a transaction with the YP Google Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Covered Call Option Writing Risk [Member]
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Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the YP Google Fund will give up the opportunity to benefit from potential increases in the value of the GOOGL above the exercise prices of such options, but will continue to bear the risk of declines in the value of the GOOGL. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the YP Google Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the YP Google Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the YP Google Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Credit Risk [Member]
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Credit Risk. The risk that the YP Google Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Cybersecurity and Disaster Recovery Risks [Member]
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Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the YP Google Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the YP Google Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the YP Google Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the YP Google Fund’s systems.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Distribution Risk [Member]
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Distribution Risk. As part of the YP Google Fund’s investment objective, the YP Google Fund seeks to provide current monthly income. There is no assurance that the YP Google Fund will make a distribution in any given month. If the YP Google Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the YP Google Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Equity Risk [Member]
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Equity Risk. The net asset value of the YP Google Fund will fluctuate based on changes in the value of the U.S. equity securities held by the YP Google Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Exchange Traded Fund Structure Risk [Member]
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Exchange Traded Fund Structure Risk. The YP Google Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of the YP Google Fund shares and the YP Google Fund’s NAV.

●	In stressed market conditions, the market for the YP Google Fund’s shares may become less liquid in response to the deteriorating liquidity of the YP Google Fund’s portfolio. This adverse effect on the liquidity of the YP Google Fund’s shares may, in turn, lead to differences between the market value of the YP Google Fund’s shares and the YP Google Fund’s NAV.

●	An active trading market for the YP Google Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the YP Google Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the YP Google Fund’s shares.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. When the YP Google Fund invests in fixed income securities, the value of your investment in the YP Google Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the YP Google Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the YP Google Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the YP Google Fund, possibly causing the YP Google Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Interest Rate Risk [Member]
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Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the YP Google Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the YP Google Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the YP Google Fund is forced to sell an illiquid security at an unfavorable time or price, the YP Google Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the YP Google Fund from limiting losses, realizing gains or achieving a high correlation with GOOGL. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the YP Google Fund.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the YP Google Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs, trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The YP Google Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Kurv Yield Premium Strategy Google (GOOGL) ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the YP Google Fund makes a distribution, the YP Google Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the YP Google Fund, if any, may significantly erode the YP Google Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in the YP Google Fund shares.

Kurv Yield Premium Strategy Google (GOOGL) ETF | New Adviser Risk [Member]
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New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the YP Google Fund.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Operational Risk [Member]
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Operational Risk. The YP Google Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the YP Google Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The YP Google Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the YP Google Fund’s ability to meet its investment objective. Although the YP Google Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Options Risk [Member]
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Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the YP Google Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the YP Google Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the YP Google Fund risks losing the entire premium invested in the option if the YP Google Fund does not exercise the option.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. Due to its investment strategy, the YP Google Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the YP Google Fund’s performance.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Price Participation Risk [Member]
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Price Participation Risk. The YP Google Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the YP Google Fund will participate in increases in value experienced by GOOGL over the call period. This means that if GOOGL experiences an increase in value above the strike price of the sold call options during a call period, the YP Google Fund will likely not experience that increase to the same extent and may significantly underperform GOOGL over the call period. Additionally, because the YP Google Fund is limited in the degree to which it will participate in increases in value experienced by GOOGL over each call period, but has full exposure to any decreases in value experienced by GOOGL over the call period, the NAV of the YP Google Fund may decrease over any given time period. The YP Google Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of GOOGL. The degree of participation in GOOGL gains the YP Google Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the YP Google Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of GOOGL, changes in interest rates, changes in the actual or perceived volatility of GOOGL and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of GOOGL changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the YP Google Fund’s NAV, will change. However, it is not expected for the YP Google Fund’s NAV to directly correlate on a day-to-day basis with the returns of GOOGL. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the YP Google Fund’s NAV, which may not be in full effect until the expiration date of the YP Google Fund’s options contracts. Therefore, while changes in the price of the GOOGL will result in changes to the YP Google Fund’s NAV, the YP Google Fund generally anticipates that the rate of change in the YP Google Fund’s NAV will be different than that experienced by GOOGL. When an investor purchases and sells shares of the YP Google Fund, such purchases and sales may affect the investor’s performance in light of the YP Google Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the YP Google Fund immediately prior to, after or during the period the Adviser is entering in covered call transactions for the YP Google Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns the YP Google Fund shares.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Sector Risk [Member]
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Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the YP Google Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the YP Google Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Information Technology Sector Risk [Member]
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Information Technology Sector Risk. The YP Google Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the YP Google Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the YP Google Fund, which focuses on an individual security (GOOGL), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Tax Risk [Member]
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Tax Risk. The YP Google Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the YP Google Fund realizes from its investments. As a result, a larger portion of the YP Google Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the YP Google Fund.

The YP Google Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the YP Google Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the YP Google Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the YP Google Fund’s taxable income will be subject to tax at the YP Google Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the YP Google Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the YP Google Fund’s investments in options were to exceed 25% of the YP Google Fund’s total assets at the end of a tax quarter, the YP Google Fund, generally, has a grace period to cure such lack of compliance. If the YP Google Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Kurv Yield Premium Strategy Google (GOOGL) ETF | US Treasury Risk [Member]
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US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The YP Google Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Valuation Risk [Member]
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Valuation Risk. The price the YP Google Fund could receive upon the sale of a security or other asset may differ from the YP Google Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the YP Google Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the YP Google Fund’s shares. Authorized Participants who purchase or redeem the YP Google Fund shares on days when the YP Google Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the YP Google Fund not fair-valued securities or used a different valuation methodology. The YP Google Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Google Security Risk [Member]
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Google Security Risk. Google generates a significant portion of its revenues from advertising, and reduced spending by advertisers, a loss of partners, or new and existing technologies that block ads online and/or affect its ability to customize ads could harm its business. Google’s ongoing investment in new businesses, products, services, and technologies is inherently risky, and could divert management attention and harm its financial condition and operating results.

Google’s revenue growth rate could decline over time. Its intellectual property rights are valuable, and any inability to protect them could reduce the value of its products, services, and brands as well as affect its ability to compete. Google’s business depends on strong brands, and failing to maintain and enhance its brands would hurt its ability to expand its base of users, advertisers, customers, content providers, and other partners.

Google faces a number of manufacturing and supply chain risks that could harm its financial condition, operating results, and prospects. Interruption to, interference with, or failure of its complex information technology and communications systems could hurt its ability to effectively provide its products and services, which could harm its reputation, financial condition, and operating results. In addition, problems with the design or implementation of its new global enterprise resource planning system could harm its business and operations. Google’s international operations expose it to additional risks that could harm its business, its financial condition, and operating results.

People access the Internet through a variety of platforms and devices that continue to evolve with the advancement of technology and user preferences. If manufacturers and users do not widely adopt versions of Google’s products and services developed for these interfaces, its business could be harmed.

Data privacy and security concerns relating to Google’s technology and its practices could damage its reputation, cause it to incur significant liability, and deter current and potential users or customers from using its products and services. Software bugs or defects, security breaches, and attacks on Google’s systems could result in the improper disclosure and use of user data and interference with its users’ and customers’ ability to use its products and services, harming its business operations and reputation.

Google’s ongoing investments in safety, security, and content review will likely continue to identify abuse of its platforms and misuse of user data. Problematic content on its platforms, including low-quality user-generated content, web spam, content farms, and other violations of its guidelines could affect the quality of its services, which could damage its reputation and deter its current and potential users from using its products and services.

Google’s business depends on continued and unimpeded access to the Internet by it and its users. Internet access providers may be able to restrict, block, degrade, or charge for access to certain of its products and services, which could lead to additional expenses and the loss of users and advertisers.

Google faces increased regulatory scrutiny as well as changes in regulatory conditions, laws, and policies governing a wide range of topics that may negatively affect its business. A variety of new and existing laws and/or interpretations could harm its business. It is subject to claims, suits, government investigations, other proceedings, and consent decrees that may harm its business, financial condition, and operating results. It may be subject to legal liability associated with providing online services or content. Privacy and data protection regulations are complex and rapidly evolving areas. Any failure or alleged failure to comply with these laws could harm its business, reputation, financial condition, and operating results. Google faces, and may continue to face, intellectual property and other claims that could be costly to defend, result in significant damage awards or other costs (including indemnification awards), and limit its ability to use certain technologies in the future.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Risk Lose Money [Member]
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Risk [Text Block]	As with all ETFs, there is the risk that you could lose money through your investment in the YP Google Fund.
Kurv Yield Premium Strategy Google (GOOGL) ETF | Risk Nondiversified Status [Member]
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Non-Diversified Risk. The YP Google Fund is non-diversified. This means that the YP Google Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the YP Google Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the YP Google Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Business Risks [Member]
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Business Risks - To remain competitive and stimulate customer demand, Microsoft must successfully manage frequent introductions and transitions of products and services. The company depends on component and product manufacturing and logistical services provided by outsourcing partners, many of which are located outside of the U.S.

Future operating results depend upon the company’s ability to obtain components in sufficient quantities on commercially reasonable terms. Microsoft’s products and services may be affected from time to time by design and manufacturing defects that could materially adversely affect the Company’s business and result in harm to the company’s reputation. The company is exposed to the risk of write-downs on the value of its inventory and other assets, in addition to purchase commitment cancellation risk. The company relies on access to third-party intellectual property, which may not be available to the company on commercially reasonable terms or at all. The company’s future performance depends in part on support from third-party software developers. Failure to obtain or create digital content that appeals to the company’s customers, or to make such content available on commercially reasonable terms, could have a material adverse impact on the company’s business, results of operations and financial condition. The company’s success depends largely on the continued service and availability of highly skilled employees, including key personnel. The company depends on the performance of carriers, wholesalers, retailers and other resellers. The company’s business and reputation are impacted by information technology system failures and network disruptions. Losses or unauthorized access to or releases of confidential information, including personal information, could subject the company to significant reputational, financial, legal and operational consequences. Investment in new business strategies and acquisitions could disrupt the company’s ongoing business, present risks not originally contemplated and adversely affect the company’s business, reputation, results of operations and financial condition. The company’s retail stores have required and will continue to require a substantial investment and commitment of resources and are subject to numerous risks and uncertainties.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Legal and Regulatory Compliance Risks [Member]
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Legal and Regulatory Compliance Risks - Microsoft’s business, results of operations and financial condition could be adversely impacted by unfavorable results of legal proceedings or government investigations. The company is subject to complex and changing laws and regulations worldwide, which exposes the company to potential liabilities, increased costs and other adverse effects on the company’s business. The technology industry, including, in some instances, the company, is subject to intense media, political and regulatory scrutiny, which exposes the company to increasing regulation, government investigations, legal actions and penalties. The company’s business is subject to a variety of U.S. and international laws, rules, policies and other obligations regarding data protection.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Financial Risks [Member]
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Financial Risks - Microsoft expects its quarterly net sales and results of operations to fluctuate. The Company’s financial performance is subject to risks associated with changes in the value of the U.S. dollar relative to local currencies. The company is exposed to credit risk and fluctuations in the values of its investment portfolio. The company is exposed to credit risk on its trade accounts receivable, vendor non-trade receivables and prepayments related to long-term supply agreements, and this risk is heightened during periods when economic conditions worsen. The company is subject to changes in tax rates, the adoption of new U.S. or international tax legislation and exposure to additional tax liabilities.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Active Management Risk [Member]
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Active Management Risk. The YP Microsoft Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the YP Microsoft Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the YP Microsoft Fund. Active trading may also result in adverse tax consequences.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The YP Microsoft Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Call Strategy Risks [Member]
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Call Strategy Risks. By writing covered call options in return for the receipt of premiums, the YP Microsoft Fund will give up the opportunity to benefit from potential increases in the value of MSFT above the exercise prices of the written options, but will continue to bear the risk of declines in the value of MSFT. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the YP Microsoft Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the YP Microsoft Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the YP Microsoft Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the YP Microsoft Fund may be unable to write or purchase options at times that may be desirable or advantageous to the YP Microsoft Fund to do so. If the YP Microsoft Fund is unable to extinguish the option position before exercise, the YP Microsoft Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the YP Microsoft Fund might have received had the options been extinguished.

Additionally, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of MSFT rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the YP Microsoft Fund’s performance under this strategy.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the YP Microsoft Fund executes transactions) to a transaction with the YP Microsoft Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Covered Call Option Writing Risk [Member]
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Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the YP Microsoft Fund will give up the opportunity to benefit from potential increases in the value of the MSFT above the exercise prices of such options, but will continue to bear the risk of declines in the value of the MSFT. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the YP Microsoft Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the YP Microsoft Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the YP Microsoft Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Credit Risk [Member]
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Credit Risk. The risk that the YP Microsoft Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Cybersecurity and Disaster Recovery Risks [Member]
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Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the YP Microsoft Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the YP Microsoft Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the YP Microsoft Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the YP Microsoft Fund’s systems.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Distribution Risk [Member]
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Distribution Risk. As part of the YP Microsoft Fund’s investment objective, the YP Microsoft Fund seeks to provide current monthly income. There is no assurance that the YP Microsoft Fund will make a distribution in any given month. If the YP Microsoft Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the YP Microsoft Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Equity Risk [Member]
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Equity Risk. The net asset value of the YP Microsoft Fund will fluctuate based on changes in the value of the U.S. equity securities held by the YP Microsoft Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Exchange Traded Fund Structure Risk [Member]
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Exchange Traded Fund Structure Risk. The YP Microsoft Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of the YP Microsoft Fund shares and the YP Microsoft Fund’s NAV.

●	In stressed market conditions, the market for the YP Microsoft Fund’s shares may become less liquid in response to the deteriorating liquidity of the YP Microsoft Fund’s portfolio. This adverse effect on the liquidity of the YP Microsoft Fund’s shares may, in turn, lead to differences between the market value of the YP Microsoft Fund’s shares and the YP Microsoft Fund’s NAV.

●	An active trading market for the YP Microsoft Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the YP Microsoft Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the YP Microsoft Fund’s shares.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. When the YP Microsoft Fund invests in fixed income securities, the value of your investment in the YP Microsoft Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the YP Microsoft Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the YP Microsoft Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the YP Microsoft Fund, possibly causing the YP Microsoft Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Interest Rate Risk [Member]
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Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the YP Microsoft Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the YP Microsoft Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the YP Microsoft Fund is forced to sell an illiquid security at an unfavorable time or price, the YP Microsoft Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the YP Microsoft Fund from limiting losses, realizing gains or achieving a high correlation with MSFT. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the YP Microsoft Fund.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the YP Microsoft Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs, trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The YP Microsoft Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the YP Microsoft Fund makes a distribution, the YP Microsoft Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the YP Microsoft Fund, if any, may significantly erode the YP Microsoft Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in the YP Microsoft Fund shares.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | New Adviser Risk [Member]
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New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the YP Microsoft Fund.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Operational Risk [Member]
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Operational Risk. The YP Microsoft Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the YP Microsoft Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The YP Microsoft Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the YP Microsoft Fund’s ability to meet its investment objective. Although the YP Microsoft Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Options Risk [Member]
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Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the YP Microsoft Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the YP Microsoft Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the YP Microsoft Fund risks losing the entire premium invested in the option if the YP Microsoft Fund does not exercise the option.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. Due to its investment strategy, the YP Microsoft Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the YP Microsoft Fund’s performance.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Price Participation Risk [Member]
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Price Participation Risk. The YP Microsoft Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the YP Microsoft Fund will participate in increases in value experienced by MSFT over the call period. This means that if MSFT experiences an increase in value above the strike price of the sold call options during a call period, the YP Microsoft Fund will likely not experience that increase to the same extent and may significantly underperform MSFT over the call period. Additionally, because the YP Microsoft Fund is limited in the degree to which it will participate in increases in value experienced by MSFT over each call period, but has full exposure to any decreases in value experienced by MSFT over the call period, the NAV of the YP Microsoft Fund may decrease over any given time period. The YP Microsoft Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of MSFT. The degree of participation in MSFT gains the YP Microsoft Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the YP Microsoft Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of MSFT, changes in interest rates, changes in the actual or perceived volatility of MSFT and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of MSFT changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the YP Microsoft Fund’s NAV, will change. However, it is not expected for the YP Microsoft Fund’s NAV to directly correlate on a day-to-day basis with the returns of MSFT. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the YP Microsoft Fund’s NAV, which may not be in full effect until the expiration date of the YP Microsoft Fund’s options contracts. Therefore, while changes in the price of the MSFT will result in changes to the YP Microsoft Fund’s NAV, the YP Microsoft Fund generally anticipates that the rate of change in the YP Microsoft Fund’s NAV will be different than that experienced by MSFT. When an investor purchases and sells shares of the YP Microsoft Fund, such purchases and sales may affect the investor’s performance in light of the YP Microsoft Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the YP Microsoft Fund immediately prior to, after or during the period the Adviser is entering in covered call transactions for the YP Microsoft Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Sector Risk [Member]
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Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the YP Microsoft Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the YP Microsoft Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Information Technology Sector Risk [Member]
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Information Technology Sector Risk. The YP Microsoft Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the YP Microsoft Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the YP Microsoft Fund, which focuses on an individual security (MSFT), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Tax Risk [Member]
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Tax Risk. The YP Microsoft Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the YP Microsoft Fund realizes from its investments. As a result, a larger portion of the YP Microsoft Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the YP Microsoft Fund.

The YP Microsoft Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the YP Microsoft Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the YP Microsoft Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the YP Microsoft Fund’s taxable income will be subject to tax at the YP Microsoft Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the YP Microsoft Fund will attempt to ensure that the value of options it holds is never 25% of the total value of the YP Microsoft Fund assets at the close of any quarter. If the YP Microsoft Fund’s investments in options were to exceed 25% of the YP Microsoft Fund’s total assets at the end of a tax quarter, the YP Microsoft Fund, generally, has a grace period to cure such lack of compliance. If the YP Microsoft Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | US Treasury Risk [Member]
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US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The YP Microsoft Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Valuation Risk [Member]
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Valuation Risk. The price the YP Microsoft Fund could receive upon the sale of a security or other asset may differ from the YP Microsoft Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the YP Microsoft Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the YP Microsoft Fund’s shares. Authorized Participants who purchase or redeem the YP Microsoft Fund shares on days when the YP Microsoft Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the YP Microsoft Fund not fair-valued securities or used a different valuation methodology. The YP Microsoft Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Microsoft Risk [Member]
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Microsoft Risk. Microsoft’s business can be impacted by political events, trade and other international disputes, war, terrorism, natural disasters, public health issues, industrial accidents and other business interruptions.

Global markets for Microsoft’s products and services are highly competitive and subject to rapid technological change, and the company may be unable to compete effectively in these markets.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Risk Lose Money [Member]
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Risk [Text Block]	As with all ETFs, there is the risk that you could lose money through your investment in the YP Microsoft Fund.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Risk Nondiversified Status [Member]
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Non-Diversified Risk. The YP Microsoft Fund is non-diversified. This means that the YP Microsoft Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the YP Microsoft Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the YP Microsoft Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Active Management Risk [Member]
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Active Management Risk. The YP Netflix Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the YP Netflix Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the YP Netflix Fund. Active trading may also result in adverse tax consequences.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The YP Netflix Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Call Strategy Risks [Member]
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Call Strategy Risks. By writing covered call options in return for the receipt of premiums, the YP Netflix Fund will give up the opportunity to benefit from potential increases in the value of NFLX above the exercise prices of the written options, but will continue to bear the risk of declines in the value of NFLX. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the YP Netflix Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the YP Netflix Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the YP Netflix Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the YP Netflix Fund may be unable to write or purchase options at times that may be desirable or advantageous to the YP Netflix Fund to do so. If the YP Netflix Fund is unable to extinguish the option position before exercise, the YP Netflix Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the YP Netflix Fund might have received had the options been extinguished.

Additionally, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of NFLX rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the YP Netflix Fund’s performance under this strategy.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the YP Netflix Fund executes transactions) to a transaction with the YP Netflix Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Covered Call Option Writing Risk [Member]
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Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the YP Netflix Fund will give up the opportunity to benefit from potential increases in the value of the NFLX above the exercise prices of such options, but will continue to bear the risk of declines in the value of the NFLX. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the YP Netflix Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the YP Netflix Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the YP Netflix Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Credit Risk [Member]
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Credit Risk. The risk that the YP Netflix Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Cybersecurity and Disaster Recovery Risks [Member]
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Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the YP Netflix Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the YP Netflix Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the YP Netflix Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the YP Netflix Fund’s systems.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Distribution Risk [Member]
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Distribution Risk. As part of the YP Netflix Fund’s investment objective, the YP Netflix Fund seeks to provide current monthly income. There is no assurance that the YP Netflix Fund will make a distribution in any given month. If the YP Netflix Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the YP Netflix Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Equity Risk [Member]
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Equity Risk. The net asset value of the YP Netflix Fund will fluctuate based on changes in the value of the U.S. equity securities held by the YP Netflix Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Exchange Traded Fund Structure Risk [Member]
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Exchange Traded Fund Structure Risk. The YP Netflix Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of the YP Netflix Fund shares and the YP Netflix Fund’s NAV.

●	In stressed market conditions, the market for the YP Netflix Fund’s shares may become less liquid in response to the deteriorating liquidity of the YP Netflix Fund’s portfolio. This adverse effect on the liquidity of the YP Netflix Fund’s shares may, in turn, lead to differences between the market value of the YP Netflix Fund’s shares and the YP Netflix Fund’s NAV.

●	An active trading market for the YP Netflix Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the YP Netflix Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the YP Netflix Fund’s shares.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. When the YP Netflix Fund invests in fixed income securities, the value of your investment in the YP Netflix Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the YP Netflix Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the YP Netflix Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the YP Netflix Fund, possibly causing the YP Netflix Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Interest Rate Risk [Member]
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Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the YP Netflix Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the YP Netflix Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the YP Netflix Fund is forced to sell an illiquid security at an unfavorable time or price, the YP Netflix Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the YP Netflix Fund from limiting losses, realizing gains or achieving a high correlation with NFLX. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the YP Netflix Fund.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the YP Netflix Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs, trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The YP Netflix Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the YP Netflix Fund makes a distribution, the YP Netflix Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the YP Netflix Fund, if any, may significantly erode the YP Netflix Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in the YP Netflix Fund shares.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | New Adviser Risk [Member]
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New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the YP Netflix Fund.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Operational Risk [Member]
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Operational Risk. The YP Netflix Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the YP Netflix Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The YP Netflix Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the YP Netflix Fund’s ability to meet its investment objective. Although the YP Netflix Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Options Risk [Member]
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Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the YP Netflix Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the YP Netflix Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the YP Netflix Fund risks losing the entire premium invested in the option if the YP Netflix Fund does not exercise the option.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. Due to its investment strategy, the YP Netflix Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the YP Netflix Fund’s performance.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Price Participation Risk [Member]
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Price Participation Risk. The YP Netflix Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the YP Netflix Fund will participate in increases in value experienced by NFLX over the call period. This means that if NFLX experiences an increase in value above the strike price of the sold call options during a call period, the YP Netflix Fund will likely not experience that increase to the same extent and may significantly underperform NFLX over the call period. Additionally, because the YP Netflix Fund is limited in the degree to which it will participate in increases in value experienced by NFLX over each call period, but has full exposure to any decreases in value experienced by NFLX over the call period, the NAV of the YP Netflix Fund may decrease over any given time period. The YP Netflix Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of NFLX. The degree of participation in NFLX gains the YP Netflix Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the YP Netflix Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of NFLX, changes in interest rates, changes in the actual or perceived volatility of NFLX and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of NFLX changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the YP Netflix Fund’s NAV, will change. However, it is not expected for the YP Netflix Fund’s NAV to directly correlate on a day-to-day basis with the returns of NFLX. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the YP Netflix Fund’s NAV, which may not be in full effect until the expiration date of the YP Netflix Fund’s options contracts. Therefore, while changes in the price of the NFLX will result in changes to the YP Netflix Fund’s NAV, the YP Netflix Fund generally anticipates that the rate of change in the YP Netflix Fund’s NAV will be different than that experienced by NFLX. When an investor purchases and sells shares of the YP Netflix Fund, such purchases and sales may affect the investor’s performance in light of the YP Netflix Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the YP Netflix Fund immediately prior to, after or during the period the Adviser is entering in covered call transactions for the YP Netflix Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Sector Risk [Member]
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Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the YP Netflix Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the YP Netflix Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the YP Netflix Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the YP Netflix Fund, which focuses on an individual security (NFLX), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Tax Risk [Member]
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Tax Risk. The YP Netflix Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the YP Netflix Fund realizes from its investments. As a result, a larger portion of the YP Netflix Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the YP Netflix Fund.

The YP Netflix Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the YP Netflix Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the YP Netflix Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the YP Netflix Fund’s taxable income will be subject to tax at the YP Netflix Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the YP Netflix Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the YP Netflix Fund’s investments in options were to exceed 25% of the YP Netflix Fund’s total assets at the end of a tax quarter, the YP Netflix Fund, generally, has a grace period to cure such lack of compliance. If the YP Netflix Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | US Treasury Risk [Member]
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US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The YP Netflix Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Valuation Risk [Member]
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Valuation Risk. The price the YP Netflix Fund could receive upon the sale of a security or other asset may differ from the YP Netflix Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the YP Netflix Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the YP Netflix Fund’s shares. Authorized Participants who purchase or redeem the YP Netflix Fund shares on days when the YP Netflix Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the YP Netflix Fund not fair-valued securities or used a different valuation methodology. The YP Netflix Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Netflix Risk [Member]
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Netflix Risk. Netflix, Inc. faces risks related to maintaining and expanding membership for its streaming services; competition in the entertainment video market; unforeseen costs or liability in connection with content that is acquired, produced, licensed and/or distributed through its service; the ability to manage change and growth in its business; costs and challenges associated with strategic acquisitions and investments; regulatory changes and legal issues; protecting its intellectual property; consumer data privacy issues; and network operators handling and changing data access.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Entertainment Sector Risk [Member]
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Entertainment Sector Risk. The entertainment industry is intensely competitive and subject to rapid change. Through new and existing distribution channels, consumers have increasing options to access entertainment video. The various economic models underlying these channels include subscription, transactional, ad-supported and piracy-based models. All of these have the potential to capture meaningful segments of the entertainment video market. Traditional providers of entertainment video, including broadcasters and cable network operators, as well as internet based e-commerce or entertainment video providers are increasing their streaming video offerings. Several of these competitors have long operating histories, large customer bases, strong brand recognition, exclusive rights to certain content, large content libraries, and significant financial, marketing and other resources. In addition, the adoption or modification of laws or regulations also may affect companies in the entertainment industry.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Risk Lose Money [Member]
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Risk [Text Block]	As with all ETFs, there is the risk that you could lose money through your investment in the YP Netflix Fund.
Kurv Yield Premium Strategy Netflix (NFLX) ETF | Risk Nondiversified Status [Member]
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Non-Diversified Risk. The YP Netflix Fund is non-diversified. This means that the YP Netflix Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the YP Netflix Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the YP Netflix Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Active Management Risk [Member]
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Active Management Risk. The YP Tesla Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the YP Tesla Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the YP Tesla Fund. Active trading may also result in adverse tax consequences.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The YP Tesla Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Call Strategy Risks [Member]
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Call Strategy Risks. By writing covered call options in return for the receipt of premiums, the YP Tesla Fund will give up the opportunity to benefit from potential increases in the value of TSLA above the exercise prices of the written options, but will continue to bear the risk of declines in the value of TSLA. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the YP Tesla Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the YP Tesla Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the YP Tesla Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the YP Tesla Fund may be unable to write or purchase options at times that may be desirable or advantageous to the YP Tesla Fund to do so. If the YP Tesla Fund is unable to extinguish the option position before exercise, the YP Tesla Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the YP Tesla Fund might have received had the options been extinguished.

Additionally, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of TSLA rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the YP Tesla Fund’s performance under this strategy.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the YP Tesla Fund executes transactions) to a transaction with the YP Tesla Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Covered Call Option Writing Risk [Member]
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Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the YP Tesla Fund will give up the opportunity to benefit from potential increases in the value of the TSLA above the exercise prices of such options, but will continue to bear the risk of declines in the value of the TSLA. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the YP Tesla Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the YP Tesla Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the YP Tesla Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Credit Risk [Member]
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Credit Risk. The risk that the YP Tesla Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Cybersecurity and Disaster Recovery Risks [Member]
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Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the YP Tesla Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the YP Tesla Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the YP Tesla Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the YP Tesla Fund’s systems.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Distribution Risk [Member]
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Distribution Risk. As part of the YP Tesla Fund’s investment objective, the YP Tesla Fund seeks to provide current monthly income. There is no assurance that the YP Tesla Fund will make a distribution in any given month. If the YP Tesla Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the YP Tesla Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Equity Risk [Member]
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Equity Risk. The net asset value of the YP Tesla Fund will fluctuate based on changes in the value of the U.S. equity securities held by the YP Tesla Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Exchange Traded Fund Structure Risk [Member]
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Exchange Traded Fund Structure Risk. The YP Tesla Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of the YP Tesla Fund shares and the YP Tesla Fund’s NAV.

●	In stressed market conditions, the market for the YP Tesla Fund’s shares may become less liquid in response to the deteriorating liquidity of the YP Tesla Fund’s portfolio. This adverse effect on the liquidity of the YP Tesla Fund’s shares may, in turn, lead to differences between the market value of the YP Tesla Fund’s shares and the YP Tesla Fund’s NAV.

●	An active trading market for the YP Tesla Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the YP Tesla Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the YP Tesla Fund’s shares.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. When the YP Tesla Fund invests in fixed income securities, the value of your investment in the YP Tesla Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the YP Tesla Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the YP Tesla Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the YP Tesla Fund, possibly causing the YP Tesla Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Interest Rate Risk [Member]
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Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the YP Tesla Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the YP Tesla Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the YP Tesla Fund is forced to sell an illiquid security at an unfavorable time or price, the YP Tesla Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the YP Tesla Fund from limiting losses, realizing gains or achieving a high correlation with TSLA. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the YP Tesla Fund.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the YP Tesla Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs, trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The YP Tesla Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the YP Tesla Fund makes a distribution, the YP Tesla Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the YP Tesla Fund, if any, may significantly erode the YP Tesla Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in the YP Tesla Fund shares.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | New Adviser Risk [Member]
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New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the YP Tesla Fund.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Operational Risk [Member]
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Operational Risk. The YP Tesla Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the YP Tesla Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The YP Tesla Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the YP Tesla Fund’s ability to meet its investment objective. Although the YP Tesla Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Options Risk [Member]
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Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the YP Tesla Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the YP Tesla Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the YP Tesla Fund risks losing the entire premium invested in the option if the YP Tesla Fund does not exercise the option.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. Due to its investment strategy, the YP Tesla Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the YP Tesla Fund’s performance.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Price Participation Risk [Member]
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Price Participation Risk. The YP Tesla Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the YP Tesla Fund will participate in increases in value experienced by TSLA over the call period. This means that if TSLA experiences an increase in value above the strike price of the sold call options during a call period, the YP Tesla Fund will likely not experience that increase to the same extent and may significantly underperform TSLA over the call period. Additionally, because the YP Tesla Fund is limited in the degree to which it will participate in increases in value experienced by TSLA over each call period, but has full exposure to any decreases in value experienced by TSLA over the call period, the NAV of the YP Tesla Fund may decrease over any given time period. The YP Tesla Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of TSLA. The degree of participation in TSLA gains the YP Tesla Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the YP Tesla Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of TSLA, changes in interest rates, changes in the actual or perceived volatility of TSLA and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of TSLA changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the YP Tesla Fund’s NAV, will change. However, it is not expected for the YP Tesla Fund’s NAV to directly correlate on a day-to-day basis with the returns of TSLA. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the YP Tesla Fund’s NAV, which may not be in full effect until the expiration date of the YP Tesla Fund’s options contracts. Therefore, while changes in the price of the TSLA will result in changes to the YP Tesla Fund’s NAV, the YP Tesla Fund generally anticipates that the rate of change in the YP Tesla Fund’s NAV will be different than that experienced by TSLA. When an investor purchases and sells shares of the YP Tesla Fund, such purchases and sales may affect the investor’s performance in light of the YP Tesla Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the YP Tesla Fund immediately prior to, after or during the period the Adviser is entering in covered call transactions for the YP Tesla Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns the YP Tesla Fund shares.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Sector Risk [Member]
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Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the YP Tesla Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the YP Tesla Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the YP Tesla Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the YP Tesla Fund, which focuses on an individual security (TSLA), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Tax Risk [Member]
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Tax Risk. The YP Tesla Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the YP Tesla Fund realizes from its investments. As a result, a larger portion of the YP Tesla Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the YP Tesla Fund.

The YP Tesla Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the YP Tesla Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the YP Tesla Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the YP Tesla Fund’s taxable income will be subject to tax at the YP Tesla Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the YP Tesla Fund will attempt to ensure that the value of options it holds is never 25% of the total value of the YP Tesla Fund assets at the close of any quarter. If the YP Tesla Fund’s investments in options were to exceed 25% of the YP Tesla Fund’s total assets at the end of a tax quarter, the YP Tesla Fund, generally, has a grace period to cure such lack of compliance. If the YP Tesla Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | US Treasury Risk [Member]
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US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The YP Tesla Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Valuation Risk [Member]
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Valuation Risk. The price the YP Tesla Fund could receive upon the sale of a security or other asset may differ from the YP Tesla Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the YP Tesla Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the YP Tesla Fund’s shares. Authorized Participants who purchase or redeem the YP Tesla Fund shares on days when the YP Tesla Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the YP Tesla Fund not fair-valued securities or used a different valuation methodology. The YP Tesla Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Tesla Risk [Member]
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Tesla Risk. Tesla faces risks related to its operations including, among others, risks related to electric vehicle and lithium-ion battery cell production or factory construction delays; issues with manufacturing lithium-ion cells or other components for its electric vehicles; uncontrollable manufacturing costs or supply delays or labor shortages; the ability to expand its international operations; its delivery and installation capabilities and servicing and vehicle charging networks; its ability to accurately project and effectively manage growth; consumer demand for electric vehicles; strong competition for products and services; product liability claims; and the ability to attract, hire and retain key employees or qualified personnel. Importantly, Tesla, Inc. is highly dependent on the services of Elon Musk, its Chief Executive Officer, and any actual or anticipated large transactions in Tesla’s common stock by Mr. Musk may cause the stock price to decline. The trading price of Tesla’s common stock historically has been and is likely to continue to be volatile. Additionally, a large proportion of Tesla’s common stock has been historically and may in the future be traded by short sellers which may put pressure on the supply and demand for its common stock, further influencing volatility in its market price. Tesla, Inc. is a highly dynamic company, and its operations, including its products and services, may change.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Automotive Company Risk [Member]
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Automotive Company Risk. The performance of the Underlying Stock, and consequently the YP Tesla Fund’s performance, is subject to risks of the automotive sector. The automotive sector industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations and fluctuating component prices. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Risk Lose Money [Member]
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Risk [Text Block]	As with all ETFs, there is the risk that you could lose money through your investment in the YP Tesla Fund.
Kurv Yield Premium Strategy Tesla (TSLA) ETF | Risk Nondiversified Status [Member]
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Non-Diversified Risk. The YP Tesla Fund is non-diversified. This means that the YP Tesla Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the YP Tesla Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the YP Tesla Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Call Strategy Risks [Member]
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Call Strategy Risks. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of AAPL above the exercise prices of the written options, but will continue to bear the risk of declines in the value of AAPL. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the Underlying Security over time. In addition, the Fund’s ability to sell shares of the Underlying Security will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the Underlying Security is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the Underlying Security, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the Underlying Security or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Additionally, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of AMZN rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the YP Amazon Fund’s performance under this strategy.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Covered Call Option Writing Risk [Member]
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Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the AAPL above the exercise prices of such options, but will continue to bear the risk of declines in the value of the AAPL. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the Underlying Security over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Credit Risk [Member]
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Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Cybersecurity and Disaster Recovery Risks [Member]
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Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Equity Risk [Member]
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Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Exchange Traded Fund Structure Risk [Member]
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Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Interest Rate Risk [Member]
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Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with AAPL. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Kurv Yield Premium Strategy Apple (AAPL) ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy Apple (AAPL) ETF | New Adviser Risk [Member]
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New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Options Risk [Member]
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Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by AAPL over the call period. This means that if AAPL experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform AAPL over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by AAPL over each call period, but has full exposure to any decreases in value experienced by AAPL over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of AAPL. The degree of participation in AAPL gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of AAPL, changes in interest rates, changes in the actual or perceived volatility of AAPL and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of AAPL changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of AAPL. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the AAPL will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by AAPL. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the Underlying Security. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the Underlying Security over the period the investor owns Fund shares.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk. The Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (AAPL), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Kurv Yield Premium Strategy Apple (AAPL) ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Valuation Risk [Member]
Prospectus [Line Items]
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Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Apple Risk [Member]
Prospectus [Line Items]
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Apple Risk. Apple’s business can be impacted by political events, trade and other international disputes, war, terrorism, natural disasters, public health issues, industrial accidents and other business interruptions.

Global markets for Apple’s products and services are highly competitive and subject to rapid technological change, and the company may be unable to compete effectively in these markets.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all ETFs, there is the risk that you could lose money through your investment in the Fund.
Kurv Yield Premium Strategy Apple (AAPL) ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
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Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Kurv Technology Titans Select ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Kurv Technology Titans Select ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund and each Underlying Kurv ETF faces counterparty risk through its investments in options contracts, held via clearing members due to its non-membership in clearing houses, with the risk exacerbated if a clearing member defaults or if limited clearing members are willing to transact on its behalf. This risk is also magnified as the Underlying Kurv ETF primarily focuses on options contracts on a single security, potentially leading to losses or hindrance in implementing its investment strategy if adverse situations with clearing members arise.

Kurv Technology Titans Select ETF | Derivatives Risk [Member]
Prospectus [Line Items]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund and each Underlying Kurv ETF’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund or Underlying Kurv ETF’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The Fund and Underlying Kurv ETFs investment strategies are options-based. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events.

Kurv Technology Titans Select ETF | Distribution Risk [Member]
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Distribution Risk. The Fund and each Underlying Kurv ETF aim to provide monthly income, although there's no guarantee of distribution in any given month, and the distribution amounts may vary significantly. Monthly distributions may consist of capital returns, reducing the Fund’s and each Underlying Kurv ETF's NAV and trading price over time, thus potentially leading to significant losses for investors (including the Fund), especially as the Fund’s or an Underlying Kurv ETF's returns exclude any dividends paid by the Underlying Security, which may result in lesser income compared to a direct investment in the Underlying Security.

Kurv Technology Titans Select ETF | Equity Risk [Member]
Prospectus [Line Items]
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Equity Risk. The value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Technology Titans Select ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. When the Fund or an Underlying Kurv ETF invests in fixed income securities or fixed income ETFs, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

Kurv Technology Titans Select ETF | Liquidity Risk [Member]
Prospectus [Line Items]
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Liquidity Risk. Some securities held by the Fund or an Underlying Kurv ETF, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Underlying Kurv ETFs as each will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund or an Underlying Kurv ETF is forced to sell an illiquid security at an unfavorable time or price, the Fund or Underlying Kurv ETF may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund or Underlying Kurv ETF from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund or Underlying Kurv ETFs.

Kurv Technology Titans Select ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund and the Underlying Kurv ETFs may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Kurv Technology Titans Select ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund or an Underlying Kurv ETF makes a distribution, its NAV typically drops by the distribution amount on the related ex-dividend date. The repetitive payment of distributions may significantly erode the Fund’s or an Underlying Kurv ETF’s NAV and trading price over time, potentially resulting in notable losses for investors (including the Fund).

Kurv Technology Titans Select ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third- parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Kurv Technology Titans Select ETF | Price Participation Risk [Member]
Prospectus [Line Items]
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Price Participation Risk. The Fund and Underlying Kurv ETFs employ a strategy of selling call option contracts, limiting their participation in the value increase of the Underlying Security during the call period. Should an Underlying Security’s value increase beyond the sold call options' strike price, the Fund or the Underlying Kurv ETF may not experience the same extent of increase, potentially underperforming the Underlying Security and experiencing a NAV decrease, especially given its full exposure to any value decrease of the Underlying Security over the call period.

Kurv Technology Titans Select ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
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Single Issuer Risk. Each Underlying Kurv ETF, focusing on an individual security (Underlying Security), may experience more volatility compared to traditional pooled investments or the market generally due to issuer-specific attributes. Its performance may deviate from that of diversified investments or the overall market, making it potentially more susceptible to the specific performance and risks associated with the Underlying Security.

Kurv Technology Titans Select ETF | Tax Risk [Member]
Prospectus [Line Items]
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Tax Risk. The Fund and each Underlying Kurv ETF aim to qualify as a Regulated Investment Company (RIC) under Subchapter M of the Code to avoid U.S. federal income tax on distributed net investment income and net capital gain, provided certain conditions are met. Failure to meet the RIC criteria, especially if the value of held options exceeds 25% of the total ETF assets at the end of a tax quarter, could subject the Fund or an Underlying Kurv ETF's income to taxation at both the fund and shareholder levels, though there's a grace period to rectify such non-compliance. The Fund and each Underlying Kurv ETF employs a synthetic strategy, maintaining a treasury securities portfolio to aid in meeting diversification requirements.

Kurv Technology Titans Select ETF | Call Writing Strategy Risk [Member]
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Call Writing Strategy Risk. The continuous application of the Fund’s or an Underlying Kurv ETF's call writing strategy impacts its ability to participate in the positive price returns of its Underlying Security, which in turn affects the Fund’s or an Underlying Kurv ETF’s returns both during the term of the sold call options and over longer time frames. The Fund or an Underlying Kurv ETF's participation in its Underlying Security’s positive price returns and its own returns will depend not only on the Underlying Security's price but also on the path the Underlying Security's price takes over time, illustrating that certain price trajectories of the Underlying Security could lead to suboptimal outcomes for the ETF.

Kurv Technology Titans Select ETF | Underlying Security Risk [Member]
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Underlying Security Risk. The Fund and Underlying Kurv ETFs invest in options contracts that are based on the value of an Underlying Security. This subjects the Fund and each Underlying Kurv ETF to certain of the same risks as if it owned shares of the Underlying Security, even though it does not. As a result, the Fund and each Underlying Kurv ETF is subject to the risks associated with the industry of the corresponding Underlying Issuer.

Kurv Technology Titans Select ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund and Underlying Kurv ETFs may actively and frequently trade all or a significant portion of the Fund’s or Underlying Kurv ETF’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s or Underlying Kurv ETF’s expenses.

Kurv Technology Titans Select ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
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Technology Sector Risk. The Fund and Underlying Kurv ETFs may invest directly in the equity securities of, or derivative instruments (e.g., options) relating to Technology Companies. Accordingly, the performance of the Fund or Underlying Kurv ETFs could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Kurv Technology Titans Select ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Kurv Technology Titans Select ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	●Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Kurv Technology Titans Select ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Kurv Technology Titans Select ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	●Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Kurv Technology Titans Select ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	●Trading. Although Shares are listed on a national securities exchange, such as The NASDAQ Stock Market, LLC. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single Underlying Security as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock or ETF, such as the Underlying Security being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Kurv Technology Titans Select ETF | Risks of Investing in Other Investment Companies [Member]
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Risks of Investing in Other Investment Companies: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Kurv Technology Titans Select ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund and each Underlying Kurv ETF may invest in securities issued by the U.S. government or its agencies, where the repayment of principal and interest might be backed by the full faith and credit of the United States or solely by the issuing agency. In cases where the issuing agency or instrumentality is the sole backer, investors are reliant on that entity for repayment, with no assurance that the U.S. Government would provide financial support to such agencies or instrumentalities if not obligated, potentially posing a repayment risk.

Kurv Technology Titans Select ETF | Precious Metal Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Precious Metal Risk. The price of precious metals, such as gold, silver and platinum, may be volatile, and precious metal-related exchange traded products, including physical metal-related ETFs, may be highly sensitive to the price of a precious metal. The price of precious metals can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical precious metals have sales commission, storage, insurance and auditing expenses.

Kurv Technology Titans Select ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.
Kurv Technology Titans Select ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Kurv Technology Titans Select ETF | Leveraging Risk [Member]
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Risk [Text Block]

Leveraging Risk. The Fund may engage in certain transactions, such as options, that may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Kurv Technology Titans Select ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Kurv Technology Titans Select ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.